RELATED PARTY TRANSACTIONS - Main transactions in the first quarter of 2022 (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2022 BRL (R$)
Chesf e Fundao Chesf de Assistncia e Seguridade Social (Fachesf)
RELATED PARTY TRANSACTIONS
Transaction amount	R$ 57,875
SPE So Manoel and BNDES
RELATED PARTY TRANSACTIONS
Transaction amount	526,000
Eletrobras, CGT Eletrosul and SPE UHE Teles Pires
RELATED PARTY TRANSACTIONS
Transaction amount	561,000
Eletronuclear and nuclear industries of Brazil (INB, Indstrias Nucleares do Brasil)
RELATED PARTY TRANSACTIONS
Transaction amount	R$ 6,553,463